Document And Entity Information	Sep. 12, 2023
Document Information [Line Items]
Entity, Registrant Name	WORLD GOLD TRUST
Document, Type	8-K
Document, Period End Date	Sep. 12, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-37996
Entity, Tax Identification Number	36-7650517
Entity, Address, Address Line One	c/o WGC USA Asset Management Company, LLC
Entity, Address, Address Line Two	685 Third Ave., Suite 2702
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	317-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	SPDR® Gold MiniShares®
Trading Symbol	GLDM®
Security Exchange Name	NYSEArca
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001618181